Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share, issued or issuable upon exercise of warrants
Amount Registered | shares	15,636,134
Proposed Maximum Offering Price per Unit	4.85
Maximum Aggregate Offering Price	$ 75,835,249.90
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,597.67
Offering Note	(1) Represents up to 15,636,134 shares of Class A common stock, $0.0001 par value per share (the "Class A Common Stock"), of P3 Health Partners Inc. ("Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A Common Stock being registered hereunder include such indeterminate number of shares of Class A Common Stock as may be issuable with respect to the shares of Class A Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, the proposed maximum offering price per unit is calculated on the basis of the average of the high and low prices per share of the Registrant's Class A Common Stock reported on the Nasdaq Capital Market on October 12, 2026, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.